Major Customers	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsGrantsWeightedAverageRemainingContractualTerm2
Major Customers
5.	MAJOR CUSTOMERS

Due to the sale of Pride and PVBJ the Company had no major customers for the three or six months ended June 30, 2020. There were two unrelated customers with a concentration of 10% or higher 16%, and 15%, for the three months ended June 30, 2019, and three unrelated customers for the six months ended June 30, 2019 at 21%, and two at 11%.

5.	MAJOR CUSTOMERS

There was one customer with a concentration of 10% or higher of the Company’s revenue, at 14% for the year ended December 31, 2019, and three customers with a concentration of 10% or higher of the Company’s revenue, two at 13% and one at 12% for the year ended December 31, 2018. This is classified under discontinued operations on the balance sheet.